Fair value measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0.0
Transfer from Level 2 to 1 of financial assets	0.0
Transfer from Level 1 to 2 of financial liabilities	0.0
Transfer from Level 2 to 1 of financial liabilities	0.0
Transfers Into Level 3 of financial assets	0.0
Transfers Out of Level 3 of financial assets	0.0
Transfers Into Level 3 of financial liabilities	0.0
Transfers Out of Level 3 of financial liabilities	0.0
Assets	4,931.8	$ 4,788.4
Recurring Basis
Fair value measurements
Financial assets, at fair value	145.9	691.3
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	132.8	679.2
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	9.2	12.1
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	3.9
Non recurring Basis
Fair value measurements
Assets	14.6
Non recurring Basis | Level 3
Fair value measurements
Assets	14.6
Cash and cash equivalents | Recurring Basis
Fair value measurements
Financial assets, at fair value		511.1
Cash and cash equivalents | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value		511.1
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	8.5	11.3
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	8.5	11.3
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	136.7
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	132.8
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	3.9
Available-for-sale | Recurring Basis
Fair value measurements
Financial assets, at fair value		168.1
Available-for-sale | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value		168.1
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	0.7	0.8
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	0.7	$ 0.8
Royalty stream and working interests | Non recurring Basis
Fair value measurements
Assets	14.6
Royalty stream and working interests | Non recurring Basis | Level 3
Fair value measurements
Assets	$ 14.6